Concentration risk (Details Narrative) - Forekast limited [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue and trade receivable	10.00%	10.00%
No vendor [member]
IfrsStatementLineItems [Line Items]
Percentage of cost of sales	10.00%	10.00%